Common Shares	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Common Shares
Note 15. Common Shares
Ordinary Shares
Holders of Ordinary Shares are entitled to receive notice of, attend and speak at a general meeting of the Company and to vote on resolutions on a one vote per ordinary share basis, exercised by a show of hands, on a poll or on a written resolution. The holders of ordinary shares are entitled to such dividends as may be declared by the Genius Board, subject to all applicable laws, including but not limited to the Guernsey Companies Law and the Genius Governing Documents. Dividends and other distributions authorized by the Genius Board in respect of the issued and outstanding ordinary shares shall be paid in accordance with the Genius Governing Documents and shall be distributed among the holders of ordinary shares on a pro rata basis.
As of December 31, 2022, the Company had unlimited Common Shares authorized and 201,853,695 shares issued and outstanding. As of December 31, 2021, the Company had unlimited Common Shares authorized and 193,585,625 shares issued and outstanding.
B Shares
Holders of B Shares are entitled to receive notice of, attend and speak at a general meeting of the Company and to vote on resolutions. On a show of hands, on a poll or on a written resolution each holder of B Shares is entitled to exercise one tenth of a vote per B Share held. The B shares do not entitle holders to dividends or distributions, or to participate in any other distribution of the assets of the Company whether on a winding up or otherwise.
As of December 31, 2022 and 2021, the Company had 22,500,000 B Shares authorized and 18,500,000 B Shares issued and outstanding.